STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive loss [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2015	$ 17,977	$ 1,234,206	$ (445,021)	$ (24,205)	$ 632,192	$ 1,415,149
Exercise of share options	303	23,321				23,624
Equity awards assumed for acquisitions		11,675				11,675
Stock-based compensation		40,547				40,547
Excess tax benefit from share-based payment arrangements		7,868				7,868
Issuance of treasury shares under share-based compensation plan		(78)	78
Treasury shares purchased			(43,630)			(43,630)
Other comprehensive income loss				(22,619)		(22,619)
Dividends paid					(38,202)	(38,202)
Net income					116,920	116,920
Balance at Dec. 31, 2016	18,280	1,317,539	(488,573)	(46,824)	710,910	1,511,332
Effect of adopting ASU 2016-09: Improvements to Employee Share-Based Payment Accounting		1,908			6,208	8,116
Exercise of share options	315	17,133				17,448
Stock-based compensation		56,980				56,980
Issuance of treasury shares under share-based compensation plan		(3,642)	5,296			1,654
Equity components of exchangeable notes		30,895				30,895
Treasury shares purchased			(24,428)			(24,428)
Other comprehensive income loss				13,910		13,910
Dividends paid					(9,637)	(9,637)
Net income					143,291	143,291
Balance at Dec. 31, 2017	18,595	1,420,813	(507,705)	(32,914)	850,772	1,749,561
Effect of adopting ASU 2014-09: "Revenue from Contracts with Customers (ASC 606)" (see note 2 aa)					61,701	61,701
Exercise of share options	254	16,143				16,397
Equity awards assumed for acquisitions		783				783
Stock-based compensation		67,223				67,223
Issuance of treasury shares under share-based compensation plan		(4,976)	7,574			2,598
Treasury shares purchased			(27,286)			(27,286)
Other comprehensive income loss				(13,702)		(13,702)
Net income					159,338	159,338
Balance at Dec. 31, 2018	$ 18,849	$ 1,499,986	$ (527,417)	$ (46,616)	$ 1,071,811	$ 2,016,613